Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Schedule of Trade and other payables

	2023	2022	2021
	$m	$m	$m
Current liabilities
Trade payables	3,267	2,550	2,824
Value-added and payroll taxes and social security	492	468	463
Rebates, chargebacks, returns and other revenue accruals	7,817	6,078	5,298
Clinical trial accruals	1,424	1,417	1,047
Other accruals	6,112	5,551	5,649
Collaboration Revenue contract liabilities	7	12	12
Vaccine contract liabilities	142	169	1,003
Deferred government grant income	–	1	67
Contingent consideration	966	757	849
Acerta Pharma share purchase liability (Note 26)	833	867	920
Other payables	1,314	1,170	806
Total	22,374	19,040	18,938
Non-current liabilities
Accruals	36	37	25
Collaboration Revenue contract liabilities	7	14	26
Contingent consideration	1,171	1,465	2,016
Acerta Pharma share purchase liability (Note 26)	–	779	1,538
Other payables	1,446	1,975	1,328
Total	2,660	4,270	4,933

Schedule of Contingent consideration

	2023	2022	2021
	$m	$m	$m
At 1 January	2,222	2,865	3,323
Additions through business combinations	60	–	–
Settlements	(826)	(772)	(643)
Disposals	–	(121)	–
Revaluations	549	82	14
Reclassification to Other payables	–	–	(55)
Discount unwind (Note 3)	132	168	226
At 31 December	2,137	2,222	2,865

Schedule of maximum development and sales milestones payable under outstanding contingent consideration

		Nature of	Maximum future milestones
Acquisitions	Year	contingent consideration	$m
Spirogen	2013	Milestones	180
Amplimmune, Inc.	2013	Milestones	150
Almirall[1]	2014	Milestones and royalties	345
Neogene	2023	Milestones	110

1	These contingent consideration liabilities have been designated as the hedge instrument in a net investment hedge of foreign currency risk arising on the Group’s underlying US dollar net investments held in non-US dollar denominated subsidiaries. Exchange differences on the retranslation of the contingent consideration liability are recognised in Other comprehensive income to the extent that the hedge is effective. Any ineffectiveness is taken to profit.